Schedule of accrued liabilities and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Consideration payable for asset acquisition (Note a)	¥ 7,894	¥ 8,153
Salary and welfare payable	6,378	7,861
Other tax payables	349	3,282
VAT received from customers related to contract liabilities		178
Others	2,920	2,866
Total	¥ 17,541	¥ 22,340